N-2	Nov. 14, 2022
Cover [Abstract]
Entity Central Index Key	0000855654
Amendment Flag	false
Securities Act File Number	0-17999
Document Type	8-K
Entity Registrant Name	ImmunoGen, Inc.
Entity Address, Address Line One	830 Winter Street
Entity Address, City or Town	Waltham,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	895-0600
Entity Emerging Growth Company	false